October 6, 2025

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American High-Income Municipal Bond Fund

File Nos. 033-80630 and 811-08576

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on September 30, 2025 of Registrant’s Post-Effective Amendment No. 55 under the Securities Act of 1933 and Amendment No. 57 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/Courtney R. Taylor

Courtney R. Taylor

Secretary